CONSOLIDATED BALANCE SHEETS (Parenthetical) ¥ in Thousands, $ in Thousands	Dec. 31, 2019 CNY (¥) shares	Dec. 31, 2018 CNY (¥) shares
Restricted Cash	¥ 1,727,727	¥ 567,794
Accounts receivable and contract assets, allowance	189,829	82,515
Financial assets receivable, allowance	164,563	56,656
Amounts due from related parties, allowance	68,567	18,055
Loans receivable, net	9,239,565	811,433
Prepaid expenses and other current assets	¥ 652,545	¥ 109,016
Ordinary shares, authorized (in shares) | shares	5,000,000,000	5,000,000,000
Ordinary shares, issued (in shares) | shares	302,707,339	287,652,707
Ordinary shares, outstanding (in shares) | shares	293,420,800	287,652,707
Consolidated Trusts
Restricted Cash	¥ 354,104	¥ 6,142
Loans receivable, net	9,099,099	493,883
Prepaid expenses and other current assets	95,840	4,000
Accounts receivable and contract assets, net-noncurrent, allowance	1,763	0
Financial assets receivable, net-noncurrent, allowance	¥ 6,240	¥ 0